Stock Options and Warrants - Shares (Details) - Stock Option - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Aug. 31, 2020	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued	525,907
Weighted average grant date fair value				$ 5.40	$ 2.95
Aggregate intrinsic value of stock options		$ 5,676	$ 7,806	$ 22,033	$ 305
Unrecognized compensation expense		$ 27,203	$ 27,203	$ 12,353
Weighted average period			2 years 2 months 12 days	2 years 1 month 6 days
2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized to be issued				13,116,991
Term of option				10 years
Vesting period				4 years
Common stock available for future grants				941,887
2007 Plan | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Vesting percentage				25.00%
2007 Plan | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Vesting percentage				75.00%